Asset retirement obligations - Risk Free Rates (Details) - Provision for decommissioning, restoration and rehabilitation costs [member]	Dec. 31, 2024	Dec. 31, 2023
Canada
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	3.20%	3.00%
United States
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.80%	4.20%
France
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	3.70%	3.00%
Netherlands
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.70%	2.10%
Germany
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.60%	2.30%
Ireland
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	2.80%	2.70%
Australia
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.60%	4.00%
Central and Eastern Europe
Disclosure Of Asset Retirement Obligations [Line Items]
Discount rate used in current measurement of fair value less costs of disposal	4.70%	4.40%